Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt instruments
The table below summarizes the Company's key terms and carrying value of debt as of the periods indicated:

	December 31, 2025				December 31, 2024
	Outstanding Borrowings (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Outstanding Borrowings (in thousands)
			From	To
Secured Debt Financings
Securitization term instruments	$2,023,819	3.81%	February 2028	March 2035	$3,032,700
Securitization warehouse	260,000	5.37%	November 2032	November 2032	60,000
Total secured debt financings	2,283,819				3,092,700
Unsecured Debt Financings
Senior notes	1,800,000	2.82%	April 2026	March 2032	1,800,000
Credit facility:
Revolving credit tranche	960,000	5.12%	August 2030	August 2030	1,085,000
Term loan tranche	1,564,800	5.12%	August 2030	August 2030	1,680,000
Total unsecured debt financings	4,324,800				4,565,000
Total debt financings	$6,608,619				$7,657,700
Unamortized debt costs	(39,373)				(48,743)
Unamortized debt premium & discounts	(2,168)				(3,237)
Debt, net of unamortized costs	$6,567,078				$7,605,720
The following table summarizes the Company's outstanding fixed-rate and floating-rate debt as of December 31, 2025:

	Balance Outstanding (in thousands)	Contractual Weighted Avg Interest Rate	Maturity Range		Weighted Avg Remaining Term
			From	To
Excluding impact of derivative instruments:
Fixed-rate debt	$3,823,819	3.34%	Apr 2026	Mar 2035	3.8 years
Floating-rate debt	$2,784,800	5.14%	Aug 2030	Nov 2032	4.2 years

Including impact of derivative instruments:
Fixed-rate debt	$3,823,819	3.34%
Hedged floating rate debt	1,765,500	3.74%
Total fixed and hedged floating-rate debt	5,589,319	3.47%
Unhedged floating rate debt	1,019,300	5.14%
Total debt outstanding	$6,608,619	3.72%

Schedule of Maturities of Debt
At December 31, 2025, the Company's scheduled principal repayments and maturities were as follows (in thousands):

Years ending December 31,
2026	$993,695
2027	424,697
2028	546,040
2029	403,603
2030	2,257,654
2031 and thereafter	1,982,930
Total debt outstanding	$6,608,619